Credit Facilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments	The following table summarizes the outstanding balances under the Company’s credit facilities as of March 31, 2023 and June 30, 2022:

	March 31, 2023	June 30, 2022
	Principal
Current Portion
National Properties Term Loan Facility	$16,250	$8,125
Other debt	—	637

Current portion of long-term debt	$16,250	$8,762

	March 31, 2023			June 30, 2022
	Principal	Unamortized Deferred Financing Costs	Net	Principal	Unamortized Deferred Financing Costs	Net
Non-current Portion
National Properties Term Loan Facility	$629,687	$(13,644)	$616,043	$641,875	$(16,063)	$625,812
National Properties Revolving Credit Facility	27,100	—	27,100	29,100	—	29,100
Other long-term loan	168	—	168	—	—	—

Long-term debt, net of deferred financing costs	$656,955	$(13,644)	$643,311	$670,975	$(16,063)	$654,912

Schedule of Cash Flow, Supplemental Disclosures
Interest payments and loan principal repayments made by the Company under the National Properties Credit Agreement were as follows:

	Interest Payments		Loan Principal Repayments
	Nine Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
National Properties Term Loan Facility	$35,283	$34,917	$6,063	$4,875
The carrying value and fair value of the Company’s financial instruments reported in the accompanying condensed combined balance sheets are as follows:

	March 31, 2023		June 30, 2022
	Carrying Value (a)	Fair Value	Carrying Value (a)	Fair Value
Liabilities:
National Properties Facilities	$673,037	$666,307	$679,100	$679,100
Other debt	168	168	637	637

Total Long-term debt	673,205	666,475	679,737	679,737

(a)
The total carrying value of the Company’s financial instruments as of March 31, 2023 and June 30, 2022 is equal to the current and non-current
principal payments for the Company’s credit agreements excluding unamortized deferred financing costs of $
13,644
and $
16,063
, respectively.

MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments
The following table summarizes the presentation of the outstanding balances under the Company’s National Properties’ credit agreement as of June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Current Portion
National Properties Term Loan Facility	$8,125	$6,500
Other debt	637	—

Total	$8,762	$6,500

	June 30, 2022			June 30, 2021
	Principal	Unamortized Deferred Financing Costs	Net	Principal	Unamortized Deferred Financing Costs	Net
Noncurrent Portion
National Properties Term Loan Facility	$641,875	$(16,063)	$625,812	$640,250	$(29,602)	$610,648
National Properties Revolving Credit Facility	29,100	—	29,100	—	—	—
Other debt	—	—	—	637	—	637

Long-term debt, net of deferred financing costs	$670,975	$(16,063)	$654,912	$640,887	$(29,602)	$611,285

Schedule of Cash Flow, Supplemental Disclosures
Interest payments and loan principal repayments made by the Company under the National Properties Credit Agreement were as follows:

	Interest Payments			Loan Principal Repayments
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
National Properties Term Loan Facility	52,163	22,879	—	646,750	3,250	—
The carrying value and fair value of the Company’s financial instruments reported in the accompanying combined balance sheets are as follows:

	June 30, 2022		June 30, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
National Properties Facilities	$679,100	$679,100	$646,750	$669,386

Schedule of Maturities of Long-Term Debt
Debt Maturities

	National Properties Facilities	Other debt	Total
Fiscal year ending June 30, 2023	$8,125	$637	$8,762
Fiscal year ending June 30, 2024	16,250	—	16,250
Fiscal year ending June 30, 2025	16,250	—	16,250
Fiscal year ending June 30, 2026	32,500	—	32,500
Fiscal year ending June 30, 2027	605,975	—	605,975
Thereafter	—	—	—

	$679,100	$637	$679,737